Organization and Principal Activities - Financial information of consolidated VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Revenues	[1]	¥ 765,571	¥ 703,695	¥ 692,020
Variable Interest Entity
Variable Interest Entity [Line Items]
Revenues		396,822	348,228	340,421
Variable Interest Entity | Consolidated Entities
Variable Interest Entity [Line Items]
Revenues		8,600	11,400	40,100
Technical service fees		¥ 43,900	¥ 67,300	¥ 23,000

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):